Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 14,029	$ 18,218
Related party receivable	5,000	0
Investment	21,853	0
Total Current Assets	40,882	18,218
Property and equipment, net	188,692	432,340
TOTAL ASSETS	229,574	450,558
Current Liabilities
Accounts payable	17,296	6,930
Accrued salary to related party	73,838	0
Loan payable	20	45,291
Total Current Liabilities	91,154	52,221
Non-current liabilities
Long-term loans	0	70,850
Total Long-term Liabilities	0	70,850
TOTAL LIABILITIES	91,154	123,071
Stockholders' Equity
Common Stock, no par value, 30,000,000 shares authorized and issued and outstanding as of December 31, 2015; $0.01 par value, 100 shares authorized, and 0 shares issued and outstanding as of December 31, 2014	0	0
Additional paid in capital	$ 1,362,065	$ 565,102
Shares to be issued	0	599,950
Accumulated other comprehensive loss	$ (3,269)	$ 0
Accumulated deficit	(1,220,376)	(837,565)
Total Stockholders' Equity	138,420	327,487
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 229,574	$ 450,558